Related party transactions and balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 30, 2019
Related party transactions and balances
Receivables, Non Current	$ 2,247	$ 2,288
Receivables, Current	2,955	3,066
Payables, Current	4,830	11,057
Sales and Operating Income	144	11,894	$ 7,420
Cost of Sales	65,407	99,939	94,049
Other Operating Expenses	7,551	5,278	7,072
Finance Income	68	72	224
Inmobiliaria Espacio, S.A.
Related party transactions and balances
Receivables, Current	$ 2,953	2,953
Payables, Current		7
Short term loan maturity	P1Y
Other Operating Expenses	$ 1	6	2
Finance Income	68	72	70
Grupo Villar Mir, S.A.U.
Related party transactions and balances
Receivables, Current		79
Villar Mir Energia, S.L.U.
Related party transactions and balances
Receivables, Non Current	2,247	2,288
Receivables, Current		33
Payables, Current	2,022	8,941
Cost of Sales	65,406	99,939	94,049
Other Operating Expenses	681	803	1,697
Villar Mir Energia, S.L.U. | Grupo Ferroatlantica And Hidro Nitro Espanola [Member]
Related party transactions and balances
Obligation for purchase of energy plus service charge		99,939	94,949
Villar Mir Energia, S.L.U. | FAUs
Related party transactions and balances
Obligation for purchase of energy plus service charge				$ 376
Villar Mir Energia, S.L.U. | Ferroatlántica de Boo, S.L.U.
Related party transactions and balances
Obligation for purchase of energy plus service charge	27,355
Villar Mir Energia, S.L.U. | Ferroatlántica de Sabón, S.L.U.
Related party transactions and balances
Obligation for purchase of energy plus service charge	16,939
Villar Mir Energia, S.L.U. | Ferroatlántica del Cinca, S.L.
Related party transactions and balances
Obligation for purchase of energy plus service charge	20,736
Espacio Information Technology, S.A.U.
Related party transactions and balances
Payables, Current	2,651	1,514
Other Operating Expenses	3,566	4,226	3,807
Energya VM Generacion, S.L
Related party transactions and balances
Receivables, Current		(1)
Sales and Operating Income	1	11,874	7,420
Other Operating Expenses	1	48	112
Energya VM Generacion, S.L | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Sales and Operating Income		31,898	9,803
Energya VM Generacion, S.L | Hidro-Nitro Espanola, S.A. - Other segments - Energy
Related party transactions and balances
Sales and Operating Income		11,874	7,419
Energya VM Gestion, S.L
Related party transactions and balances
Cost of Sales	1
Other Operating Expenses	89	76	14
Aurinkar
Related party transactions and balances
Other Operating Expenses	3,206
Aurinkar | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Other Operating Expenses	2,800
Blue Power Corporation, S.L.
Related party transactions and balances
Payables, Current		134
Other related parties
Related party transactions and balances
Receivables, Current	2	2
Payables, Current	157	461
Sales and Operating Income	143	20
Other Operating Expenses	7	119	1,440
Finance Income			154
Discontinued operations
Related party transactions and balances
Receivables, Current		11,159
Payables, Current		72
Sales and Operating Income	12,635	31,898	9,802
Cost of Sales	66	42
Other Operating Expenses	490	931	1,787
Discontinued operations | Villar Mir Energia, S.L.U.
Related party transactions and balances
Receivables, Current		5
Other Operating Expenses	373	664	1,665
Discontinued operations | Energya VM Generacion, S.L
Related party transactions and balances
Receivables, Current		11,154
Payables, Current		70
Sales and Operating Income	12,635	31,898	9,802
Other Operating Expenses	117	224	114
Discontinued operations | Energya VM Gestion, S.L
Related party transactions and balances
Cost of Sales	$ 66	42
Other Operating Expenses		43	8
Discontinued operations | Other related parties
Related party transactions and balances
Payables, Current		2
Aurinka And Blue Power Corporation, S.L. | Grupo FerroAtlantica, S.A.U
Related party transactions and balances
Purchase of property, plant and equipment		$ 4,252	$ 3,611